Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	1,031,946,506.76	46,425
Yield Supplement Overcollateralization Amount 10/31/21	27,725,615.60	0
Receivables Balance 10/31/21	1,059,672,122.36	46,425
Principal Payments	38,910,812.28	1,166
Defaulted Receivables	607,719.19	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	26,349,267.55	0
Pool Balance at 11/30/21	993,804,323.34	45,229

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.81%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,462,147.06	253
Past Due 61-90 days	1,891,025.66	76
Past Due 91-120 days	582,650.34	21
Past Due 121+ days	0.00	0
Total	8,935,823.06	350

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	256,305.73
Aggregate Net Losses/(Gains) - November 2021	351,413.46
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses Ratio/(Gains)	0.04%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	11,428,749.72
Actual Overcollateralization	11,428,749.72
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.21%
Weighted Average Remaining Term	57.30

Flow of Funds	$ Amount
Collections	42,694,994.40
Investment Earnings on Cash Accounts	167.37
Servicing Fee	(883,060.10)
Transfer to Collection Account	-
Available Funds	41,812,101.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	274,341.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,724,798.59
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,428,749.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,794,146.25

Total Distributions of Available Funds	41,812,101.67

Servicing Fee	883,060.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	1,020,079,121.93
Principal Paid	37,703,548.31
Note Balance @ 12/15/21	982,375,573.62

Class A-1
Note Balance @ 11/15/21	97,189,121.93
Principal Paid	37,703,548.31
Note Balance @ 12/15/21	59,485,573.62
Note Factor @ 12/15/21	24.3793335%

Class A-2
Note Balance @ 11/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	385,010,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-3
Note Balance @ 11/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	385,010,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-4
Note Balance @ 11/15/21	100,230,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	100,230,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	35,090,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	35,090,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	17,550,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	17,550,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	314,407.11
Total Principal Paid	37,703,548.31
Total Paid	38,017,955.42

Class A-1
Coupon	0.11273%
Interest Paid	9,130.11
Principal Paid	37,703,548.31
Total Paid to A-1 Holders	37,712,678.42

Class A-2
Coupon	0.22000%
Interest Paid	70,585.17
Principal Paid	0.00
Total Paid to A-2 Holders	70,585.17

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2694402
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.3111418
Total Distribution Amount	32.5805820

A-1 Interest Distribution Amount	0.0374185
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	154.5227390
Total A-1 Distribution Amount	154.5601575

A-2 Interest Distribution Amount	0.1833333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1833333

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	231.41
Noteholders' Third Priority Principal Distributable Amount	465.47
Noteholders' Principal Distributable Amount	303.12

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,924,574.03
Investment Earnings	60.30
Investment Earnings Paid	(60.30)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,602,431.73	$3,638,076.13	$3,853,938.44
Number of Extensions	159	120	134
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.33%	0.34%